Financial instruments, Interest Bearing Debt (Details) $ in Thousands			12 Months Ended
		Jan. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)		Oct. 31, 2023	Sep. 30, 2023 USD ($)	Jun. 30, 2023	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2021	May 31, 2021 USD ($)	Apr. 30, 2020 USD ($)	Nov. 30, 2014 USD ($)
Interest-bearing debt [Abstract]
Remaining notional			$ 437,041
Carrying amount			428,726					$ 396,696
Capitalized borrowing cost			$ 4,300
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity			2028
Remaining notional			$ 35,000
Carrying amount			$ 34,097					36,381	$ 37,500
Credit Agricole Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread			2.05%						2.05%
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity			2025
Remaining notional			$ 29,120
Carrying amount			$ 28,982					31,342				$ 36,400	$ 49,400
Percentage of Credit Adjustment Spread (CAS)	[1]		0.0048
Danish Ship Finance Credit Facility [Member] | SOFR + CAS [Member]
Interest-bearing debt [Abstract]
Interest rate spread			2.00%	[1]	2.00%
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread													2.00%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity			2027
Remaining notional			$ 93,521
Carrying amount			$ 90,594					113,043			$ 316,200
Percentage of Credit Adjustment Spread (CAS)	[1],[2]		0.0026
Undrawn borrowing facilities			$ 141,900
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Interest-bearing debt [Abstract]
Interest rate spread			1.90%	[2]			1.90%
Nordea Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread										1.90%
ING Credit Facility [Member]
Interest-bearing debt [Abstract]
Undrawn borrowing facilities			$ 51,100
ING Credit Facility One [Member]
Interest-bearing debt [Abstract]
Maturity			2029
Remaining notional			$ 235,150
Carrying amount		$ 405,000	$ 231,258					0
ING Credit Facility One [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.90%	1.90%
Percentage of Credit Adjustment Spread (CAS)		0.0026
ING Credit Facility Two [Member]
Interest-bearing debt [Abstract]
Maturity			2029
Remaining notional			$ 44,250
Carrying amount			$ 43,794			$ 45,000		0
ING Credit Facility Two [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread			1.80%			1.80%
ABN AMRO Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	[3]		0.00%
Remaining notional	[3]		$ 0
Carrying amount	[3]		$ 0					$ 215,929

[1]	Credit Adjustment Spread (CAS) of 0.48%.
[2]	Credit Adjustment Spread (CAS) of 0.26%.
[3]	Outstanding under the ABN AMRO Credit Facility as of December 31, 2022, refinanced through the ING Credit Facility in January 2023. See Note 9 for further details.